Significant Accounting Policies - Additional Information (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Feb. 23, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 22, 2023	Jun. 30, 2023	Feb. 27, 2023
Marketable Securities									$ 290,718,297	$ 287,516,153
Federal depository insurance coverage					$ 250,000		$ 250,000		$ 250,000
Class A common stock subject to possible redemption					6,104,682		6,104,682		28,750,000	28,750,000
Offering cost									$ 6,607,751
Underwriting fee on issuance of common stock									5,750,000
Other offering cost									857,751
Offering cost reclassified as non-operating expense									$ 280,829
Common stock warrants issued					22,125,000		22,125,000		22,125,000
Cash equivalents					$ 0		$ 0		$ 0	$ 0
Statutory rate					21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Proceeds from Interest Received							$ 490,151		$ 786,918	$ 0
Proceeds from Sale of Restricted Investments	$ 24,008,096	$ 24,008,096	$ 206,121,060				$ 230,129,156	$ 0	$ 786,918	$ 0
Temporary Equity Redemption Price Per Share	$ 10.31	$ 10.31	$ 10.15
Effective tax rate					(1.42%)	(156.66%)	(30.08%)	(5.53%)
Subsequent Event [Member]
Proceeds from Sale of Restricted Investments				$ 206,121,060
Temporary Equity Redemption Price Per Share			$ 10.15
Common Class A [Member]
Class A common stock subject to possible redemption		2,328,063		20,317,255	6,104,682		6,104,682		28,750,000	28,750,000		8,432,745	20,317,255
Common stock warrants issued					25,431,370	23,625,000	25,431,370	23,625,000	23,625,000	23,290,000
Proceeds from Sale of Restricted Investments							$ 230,129,156
Temporary Equity Redemption Price Per Share					$ 10.34		$ 10.34		$ 10.1	$ 10
Common stock shares issued					7,187,500		7,187,500		0	0
Common stock shares outstanding					7,187,500		7,187,500		0	0
Common Class A [Member] | Sponser [Member]
Common stock shares issued											7,187,500
Common Class A [Member] | Subsequent Event [Member]
Class A common stock subject to possible redemption				20,317,255
Common Class B [Member]
Common stock shares issued					0		0		7,187,500	7,187,500
Common stock shares outstanding					0		0		7,187,500	7,187,500
Common Class B [Member] | Sponser [Member]
Common stock shares outstanding											0
IPO [Member]
Common stock warrants issued					14,375,000		14,375,000		14,375,000
Private Placement [Member]
Common stock warrants issued					7,750,000		7,750,000		7,750,000